CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Buildings and improvements, accumulated depreciation	$ 95,173	$ 84,594	$ 45,789
Acquired intangible assets, accumulated amortization	46,578	42,081	22,162
Notes payable, deferred financing costs	3,208	3,441	4,393
Credit facility, deferred financing costs	2,396	2,489	601
Intangible lease liabilities, accumulated amortization	$ 8,824	$ 7,592	$ 2,760
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	500,000,000	500,000,000	500,000,000
Common stock, shares issued (in shares)	144,534,765	143,412,353	126,559,834
Common stock, shares outstanding (in shares)	136,428,375	136,466,242	124,327,777